Allowance for Credit Losses	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Allowance for Credit Losses	ALLOWANCE FOR CREDIT LOSSES
The allowance for credit losses balance (Note 3), which is netted against accounts receivable and other current assets, changed from December 31, 2019 as follows.

	June 30, 2020
($ millions)	Quarter ended	Year-to-Date
Beginning of period	(44)	(35)
Credit loss expensed	(5)	(14)
Credit loss deferred (1) (Note 2)	(8)	(8)
Write-offs, net of recoveries	3	6
Foreign exchange	1	(2)
End of period	(53)	(53)
(1) Comprised of FortisBC Energy and FortisBC Electric

The allowance for doubtful accounts balance, which was netted against accounts receivable and other current assets, changed from December 31, 2018 as follows.

	June 30, 2019
($ millions)	Quarter ended	Year-to-Date
Beginning of period	(33)	(33)
Bad debts expensed	(4)	(9)
Write-offs, net of recoveries	4	8
Foreign exchange	—	1
End of period	(33)	(33)